Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective income tax rate	33.90%	33.90%	34.07%	(33.19%)
Increase (decrease) in effective income tax rate compared to prior period	9.00%	(2.00%)
Uncertain tax positions	$ 0	$ 0	$ 0
Statutory federal income tax rate			35.00%	(35.00%)